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August 1, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference: USAA Mutual Funds Trust

Post-Effective Amendment No. 169 to
Registration Statement on Form N-1A
1933 Act File No. 033-65572
1940 Act File No. 811-7852

Dear Sir or Madam,

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the “Registrant”), we hereby enclose for filing with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 169 (the “Amendment”) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on October 1, 2019, pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment is being filed with respect to the USAA Mutual Funds Trust (Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Conservative Fund, Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, Cornerstone Equity Fund, Emerging Markets Fund, Government Securities Fund, Growth and Strategy Fund, International Fund, Managed Allocation Fund, Precious Metals and Minerals Fund, Treasury Money Market Trust, World Growth Fund, and all relevant share classes) (1) to revise the prospectuses and statements of additional information to reflect Victory Capital Management Inc., as the new investment adviser, and Victory Capital Advisers, Inc., as the new distributor, to the Funds; (2) to make other changes in connection with the transaction whereby USAA Asset Management Company, the prior investment adviser to the Funds, and USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services), the current transfer agent to the Funds, was acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital Management, Inc.; and (3) to make such other non-material changes as appropriate.

If you have any questions with respect to the enclosed, please contact me at (216) 898-2526.

Sincerely,

/s/ Erin G. Wagner

Erin Wagner

Secretary

USAA Mutual Funds Trust